Material accounting policies (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Material accounting policies
Retained loss	€ (260,211)		€ (260,211)		€ (217,735)
Total assets	116,470		116,470		158,406
Total current assets	55,114		55,114		98,083
Cash and cash equivalents	22,729	€ 27,724	22,729	€ 27,724	34,186	€ 21,610
Financial Assets	20,257		20,257		€ 51,369
Revenue	€ 1,340	€ 771	€ 2,404	€ 1,992